Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Summary Of Prepaid Expenses And Other Assets Current [Line Items]
Prepaid Expenses and Other Current Assets
Note 6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Vendor prepayments	$132	$106
Progress payments for software development	—	164
Expendable spare parts	212	171
Credit card receivables	172	198
Prepaid fuel	266	294
Federal excise taxes receivables	335	320
Surf Air cost reimbursements	112	420
Engine reserves (1)	2,411	1,477
Prepaid insurance	466	1,849
Other	719	546

Total prepaid expenses and other current assets	$4,825	$5,545

(1)	At June 30, 2023 and December 31, 2022, this includes $1.7 million and $0.9 million, respectively, which relates to SkyWest, a related party

Note 6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following: (
in thousands
):

	December 31,
	2022	2021
Vendor prepayments	$106	$—
Progress payments for software development	164	—
Expendable spare parts	171	157
Credit card receivables	198	150
Prepaid fuel	294	96
Federal excise taxes receivables	320	131
Surf Air cost reimbursements	420	—
Engine reserves (1)	1,477	508
Prepaid insurance	1,849	1,043
Other	546	424

Total prepaid expenses and other current assets	$5,545	$2,509

(1)	Includes $0.9 million related to SkyWest, which is a related party.